Prudential Financial Services Fund SUMMARY SECTION
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 30 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 83.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prudential Financial Services Fund Prudential Financial Services Fund (USD $)	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fee	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	none

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prudential Financial Services Fund Prudential Financial Services Fund	Class A	Class B	Class C	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	none
+ Other expenses	0.39%	0.39%	0.39%	0.39%
= Total annual Fund operating expenses	1.44%	2.14%	2.14%	1.14%

Example.

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - Prudential Financial Services Fund Prudential Financial Services Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	689	980	1,294	2,179
Class B	717	970	1,249	2,211
Class C	317	670	1,149	2,472
Class Z	116	362	628	1,386

If Shares Are Not Redeemed
Expense Example, No Redemption - Prudential Financial Services Fund Prudential Financial Services Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	689	980	1,294	2,179
Class B	217	670	1,149	2,211
Class C	217	670	1,149	2,472
Class Z	116	362	628	1,386

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund seeks investments whose price will increase over time. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries. The term "investable assets" in this prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. We refer to the group of industries in which the Fund concentrates as its "sector."

The Fund buys securities of companies in the financial services sector, such as banks, savings and loan associations (and other thrifts), mortgage banking companies, finance companies, insurance companies, securities/brokerage firms, asset management companies, securities exchanges, leasing companies and consumer and industrial finance companies, and other companies that are primarily engaged in providing financial services.

The Fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States. However, the Fund has no limit on the amount of assets that must be invested in each country.

The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name

While we make every effort to achieve the Fund's investment objective, we can't guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Sector Risk. The Fund is subject to risks within its own sector because it concentrates its investments in securities of companies within that sector's industries. For example, the Fund can be most adversely affected by legislative changes, increased competition, general economic conditions and financial market disruptions. The prices of the securities in which the Fund invests can be volatile. Since the Fund is a sector fund, its holdings can vary significantly from broad market indexes and the performance of a Fund can deviate from the performance of the indexes.

Equity and Equity-Related Securities Risk. Because we invest in stocks, there is the risk that a particular stock we own could go down in value or pay lower-than-expected dividends.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual company performs, if financial markets go down, you could lose money.

Derivatives Risk. The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The use of derivatives involves costs and can be more volatile than other investment strategies, resulting in greater volatility for the Fund, particularly during periods of market decline. Investments in derivatives may not have the intended effects and may result in losses for the Fund that may not have otherwise occured or missed opportunities for the Fund. Certain types of derivatives involve leverage, which could magnify losses. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, reference rate or index. Investing in derivatives could cause the Fund to lose more than the principal amount invested. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet known and may not be known for some time. Derivatives are also subject to liquidity risk, interest rate risk, credit risk, market risk and management risk.

Foreign Securities Risk. Investing in securities of non-U.S. issuers (including Yankee Obligations) generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Initial Public Offerings Risk. The Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the impacted performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Non-Diversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class A Shares)[1]

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.Without the distribution and service (12b-1) fee waiver of 0.05% (which terminated effective April 1, 2008), the annual returns would have been lower, too.

Best Quarter: 2nd Quarter 2009 37.73% Worst Quarter: 3rd Quarter 2002 -17.94%
Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - Prudential Financial Services Fund Prudential Financial Services Fund	One Year	Five Years	Ten Years
Class B	11.66%	8.87%	7.05%
Class C	15.66%	9.01%	7.05%
Class Z	17.78%	10.09%	8.12%
Class A	10.95%	8.55%	7.23%
Class A Return After Taxes on Distributions	9.93%	6.96%	5.84%
Class A Return After Taxes on Distribution and Sale of Fund Shares	8.07%	6.84%	5.75%
MSCI World Financials ex-Real Estate Index (reflects no deduction for fees, expenses or taxes)	2.77%	(7.36%)	(1.66%)
S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	16.38%	2.65%	2.07%
Lipper Average (reflects no deduction for fees, expenses or taxes)	10.72%	(1.29%)	4.85%

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Prudential Jennison Health Sciences Fund SUMMARY SECTION
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 30 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 83.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund (USD $)	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	1.00%	6.00%	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none
Redemption fees	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	15	15	15	none

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.50%	1.00%	1.00%	none
+ Other expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
= Total annual Fund operating expenses	1.27%	1.97%	1.97%	1.47%	1.97%	1.97%	0.97%

Example.

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	672	931	1,209	2,000
Class B	700	918	1,162	2,030
Class C	300	618	1,062	2,296
Class L	716	1,013	1,332	2,231
Class M	800	1,018	1,262	2,115
Class X	800	1,018	1,362	2,296
Class Z	99	309	536	1,190

If Shares Are Not Redeemed
Expense Example, No Redemption - Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	672	931	1,209	2,000
Class B	200	618	1,062	2,030
Class C	200	618	1,062	2,296
Class L	716	1,013	1,332	2,231
Class M	200	618	1,062	2,115
Class X	200	618	1,062	2,296
Class Z	99	309	536	1,190

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund seeks investments whose price will increase over time. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries. The term "investable assets" in this prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name. We refer to the group of industries in which the Fund concentrates as its "sector."

The Fund principally buys securities of companies in the health sciences sector, such as pharmaceutical companies, biotechnology companies, medical device manufacturers, healthcare service providers and HMOs that derive a substantial portion of their sales from healthcare-related products or services.

The Fund may have two separate segments that we call the "Strategically Managed" portfolio and the "Enhanced Index" portfolio. Currently, the Fund has all of its assets in a single Strategically Managed portfolio, and has no Enhanced Index portfolio segment.

The Strategically Managed portfolio holds those equity and equity-related securities in which the portfolio managers have the highest confidence. Equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The portfolio managers use fundamental and quantitative analyses to select individual securities, and they may invest more than 5% of the Fund's assets in any one issuer. The Fund participates in the initial public offering (IPO) market.

For the Strategically Managed portfolio of the Fund, we consider selling or reducing a stock position when, in the opinion of the investment subadviser, the stock has experienced a fundamental disappointment in earnings; the stock has experienced adverse price movement; the stock has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; or a relatively more attractive stock emerges.

An Enhanced Index portfolio would contain securities selected from a benchmark index made up of securities of that Fund's sector from the Standard & Poor's (S&P) SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is made up of the S&P 500 Composite Stock Price Index (S&P 500), the S&P MidCap 400 Stock Index and the S&P SmallCap 600 Index. Under an Enhanced Index strategy, the subadviser would seek to outperform the benchmark index and to limit the possibility of significantly underperforming that benchmark. Enhanced Index portfolios are expected to hold a representative sample of the securities in the benchmark index and to over-weight or under-weight selected securities based upon proprietary quantitative models. The portfolio managers would try to control the risk of significantly underperforming the benchmark by keeping size and industry weightings relatively close to those in the benchmark. Because the S&P 500 makes up 90% of each benchmark index's market capitalization, large-cap stocks may dominate the Fund's portfolio, particularly under an Enhanced Index strategy.

While we make every effort to achieve the Fund's investment objective, we can't guarantee success

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Sector Risk. Sector risk is the risk that the Fund's concentration in the securities of companies in a specific sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector. Additionally, the Fund's holdings may vary significantly from broad market indexes and the performance of the Fund may deviate from the performance of such indexes.

Health Sciences Sector Risk. Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Foreign Securities Risk. Investing in securities of non-U.S. issuers (including Yankee Obligations) generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Initial Public Offerings Risk. The Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desired to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the impacted performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Market Capitalization Risk. Although the Fund intends to primarily invest in large capitalization companies, the Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. In exchange for the potentially lower risks of investing in large capitalization companies, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on smaller capitalized companies.

Non-Diversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class A Shares)[1]

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver of 0.05% (which terminated effective April 1, 2008), the annual returns would have been lower, too.

Best Quarter: 2nd Quarter 2003 18.30% Worst Quarter: 2nd Quarter 2002 -18.56%
Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	12.62%	5.78%	6.91%
Class C	16.62%	5.94%	6.92%
Class L	11.39%	5.23%		5.07%	Nov 25, 2005
Class M	12.51%	5.85%		5.68%	Nov 25, 2005
Class X	12.55%	6.53%		6.49%	Nov 25, 2005
Class Z	18.79%	7.00%	8.00%
Class A	11.90%	5.51%	7.10%
Class A Return After Taxes on Distributions	11.90%	4.64%	6.06%
Class A Return After Taxes on Distribution and Sale of Fund Shares	7.74%	4.38%	5.70%
S&P SC 1500 Index (reflects no deduction for fees, expenses or taxes)	16.38%	2.65%	2.07%
S&P SC Health Care Index (reflects no deduction for fees, expenses or taxes)	5.20%	2.27%	0.52%
Lipper Average (reflects no deduction for fees, expenses or taxes)	9.87%	2.79%	1.35%

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Prudential Jennison Utility Fund SUMMARY SECTION
INVESTMENT OBJECTIVE
The Fund's investment objective is total return through a combination of capital appreciation and current income.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 30 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 83.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Prudential Utility Fund d/b/a Prudential Jennison Utility Fund Prudential Utility Fund d/b/a Prudential Jennison Utility Fund (USD $)	Class A	Class B	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fees	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	none	none

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prudential Utility Fund d/b/a Prudential Jennison Utility Fund Prudential Utility Fund d/b/a Prudential Jennison Utility Fund	Class A	Class B	Class C	Class R	Class Z
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.75%	none
+ Other expenses	0.16%	0.16%	0.16%	0.16%	0.16%
= Total annual Fund operating expenses	0.90%	1.60%	1.60%	1.35%	0.60%
- Fee waiver or expense reimbursement	none	none	none	(0.25%)	none
= Net annual Fund operating expenses	0.90%	1.60%	1.60%	1.10%	0.60%

Example.

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - Prudential Utility Fund d/b/a Prudential Jennison Utility Fund Prudential Utility Fund d/b/a Prudential Jennison Utility Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	637	821	1,021	1,597
Class B	663	805	971	1,625
Class C	263	505	871	1,900
Class R	112	403	715	1,602
Class Z	61	192	335	750

If Shares Are Not Redeemed
Expense Example, No Redemption - Prudential Utility Fund d/b/a Prudential Jennison Utility Fund Prudential Utility Fund d/b/a Prudential Jennison Utility Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	637	821	1,021	1,597
Class B	163	505	871	1,625
Class C	163	505	871	1,900
Class R	112	403	715	1,602
Class Z	61	192	335	750

° The distributor of the Fund has contractually agreed to March 31, 2012 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to March 31, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Directors.

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund seeks investments whose price will increase as well as pay the Fund dividends and other income. We normally invest at least 80% of the Fund's investable assets in equity and equity-related and investment-grade debt securities of utility companies. The term "investable assets" refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name.

Utility companies, based on the Global Industry Classification Standard (GICS) industry classifications, as they may be amended from time to time, include electric utilities, gas utilities, water utilities, multi-utilities, independent power producers, diversified telecommunication services, wireless telecommunication services, transportation infrastructure, energy equipment and services and oil, gas and consumable fuels. Some of these securities are issued by foreign companies. We may invest more than 5% of the Fund's assets in any one issuer. The Fund participates in the initial public offering (IPO) market.

In deciding which stocks to buy, we use what is known as a value investment style. That is, we invest in stocks that we believe are undervalued, given the company's earnings, cash flow or asset values. We look for catalysts that will help unlock inherent value. A number of conditions can warrant the sale of an existing position, including (1) the stock has reached its price target; (2) subsequent events invalidate our investment thesis; (3) the catalysts we expected to narrow the gap between the stock price and what we believe to be the true worth of the company have passed or no longer exist; or (4) the stock price declines to below what we had thought to be the reasonable worst-case scenario.

While we make every effort to achieve our objective, we can't guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Utility Sector Risk. Utility sector risk is the risk that the Fund's concentration in the securities of companies in the utility sector or industry may cause the Fund to be more exposed to the price movements of such companies than a more broadly diversified fund. The Fund will perform poorly during a downturn in the utility sector. The Fund's also is subject to risks of the utility industry, such as inflation and regulatory changes, due to its concentration in utility securities. When interest rates go up, the value of securities issued by utilities companies historically has gone down. Although the average dividend yield of utilities industry stocks has been higher than those of other companies, the total return of utilities securities has historically underperformed those of industrial companies. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. As a sector fund, the Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance indexes.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Foreign Securities Risk. Investing in securities of non-U.S. issuers (including Yankee Obligations) generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Non-Diversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class A Shares) [1]

[1]	These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The Fund's previous prospectus presented returns for Class B shares; returns for Class A shares are now shown for consistency with the prospectuses of the other funds in the Prudential Investments fund family.

Best Quarter: 2nd Quarter 2003 20.25% Worst Quarter: 3rd Quarter 2008 -28.89%
Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - Prudential Utility Fund d/b/a Prudential Jennison Utility Fund Prudential Utility Fund d/b/a Prudential Jennison Utility Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	8.73%	2.65%	4.01%
Class C	12.73%	2.78%	4.01%
Class R	14.36%			0.39%	Aug 22, 2006
Class Z	14.89%	3.81%	5.04%
Class A	8.15%	2.37%	4.18%
Class A Return After Taxes on Distributions	7.77%	0.81%	2.94%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.74%	2.00%	3.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
S&P Utility TR Index (reflects no deduction for fees, expenses or taxes)	5.46%	3.90%	0.78%
Lipper Average (reflects no deduction for fees, expenses or taxes)	7.86%	4.51%	2.58%

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SECTOR FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000352665
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 26, 2011
Prospectus Date	rr_ProspectusDate	Jan 26, 2011
Prudential Financial Services Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.39%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.44%
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	980
5 Years	rr_ExpenseExampleYear05	1,294
10 Years	rr_ExpenseExampleYear10	2,179
1 Year	rr_ExpenseExampleNoRedemptionYear01	689
3 Years	rr_ExpenseExampleNoRedemptionYear03	980
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,294
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,179
Annual Return 2001	rr_AnnualReturn2001	(1.49%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(13.30%)	[1]
Annual Return 2003	rr_AnnualReturn2003	29.57%	[1]
Annual Return 2004	rr_AnnualReturn2004	15.99%	[1]
Annual Return 2005	rr_AnnualReturn2005	3.89%	[1]
Annual Return 2006	rr_AnnualReturn2006	21.53%	[1]
Annual Return 2007	rr_AnnualReturn2007	(5.22%)	[1]
Annual Return 2008	rr_AnnualReturn2008	(35.78%)	[1]
Annual Return 2009	rr_AnnualReturn2009	83.61%	[1]
Annual Return 2010	rr_AnnualReturn2010	17.40%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.94%)
One Year	rr_AverageAnnualReturnYear01	10.95%
Five Years	rr_AverageAnnualReturnYear05	8.55%
Ten Years	rr_AverageAnnualReturnYear10	7.23%
Prudential Financial Services Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.93%
Five Years	rr_AverageAnnualReturnYear05	6.96%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Prudential Financial Services Fund | Class A | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.07%
Five Years	rr_AverageAnnualReturnYear05	6.84%
Ten Years	rr_AverageAnnualReturnYear10	5.75%
Prudential Financial Services Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.39%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.14%
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	970
5 Years	rr_ExpenseExampleYear05	1,249
10 Years	rr_ExpenseExampleYear10	2,211
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,211
One Year	rr_AverageAnnualReturnYear01	11.66%
Five Years	rr_AverageAnnualReturnYear05	8.87%
Ten Years	rr_AverageAnnualReturnYear10	7.05%
Prudential Financial Services Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.39%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.14%
1 Year	rr_ExpenseExampleYear01	317
3 Years	rr_ExpenseExampleYear03	670
5 Years	rr_ExpenseExampleYear05	1,149
10 Years	rr_ExpenseExampleYear10	2,472
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,472
One Year	rr_AverageAnnualReturnYear01	15.66%
Five Years	rr_AverageAnnualReturnYear05	9.01%
Ten Years	rr_AverageAnnualReturnYear10	7.05%
Prudential Financial Services Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.39%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
1 Year	rr_ExpenseExampleNoRedemptionYear01	116
3 Years	rr_ExpenseExampleNoRedemptionYear03	362
5 Years	rr_ExpenseExampleNoRedemptionYear05	628
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,386
One Year	rr_AverageAnnualReturnYear01	17.78%
Five Years	rr_AverageAnnualReturnYear05	10.09%
Ten Years	rr_AverageAnnualReturnYear10	8.12%
Prudential Financial Services Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential Financial Services Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 30 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 83.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investments whose price will increase over time. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries. The term "investable assets" in this prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. We refer to the group of industries in which the Fund concentrates as its "sector."

The Fund buys securities of companies in the financial services sector, such as banks, savings and loan associations (and other thrifts), mortgage banking companies, finance companies, insurance companies, securities/brokerage firms, asset management companies, securities exchanges, leasing companies and consumer and industrial finance companies, and other companies that are primarily engaged in providing financial services.

The Fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States. However, the Fund has no limit on the amount of assets that must be invested in each country.

The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name

While we make every effort to achieve the Fund's investment objective, we can't guarantee success.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Sector Risk. The Fund is subject to risks within its own sector because it concentrates its investments in securities of companies within that sector's industries. For example, the Fund can be most adversely affected by legislative changes, increased competition, general economic conditions and financial market disruptions. The prices of the securities in which the Fund invests can be volatile. Since the Fund is a sector fund, its holdings can vary significantly from broad market indexes and the performance of a Fund can deviate from the performance of the indexes.

Equity and Equity-Related Securities Risk. Because we invest in stocks, there is the risk that a particular stock we own could go down in value or pay lower-than-expected dividends.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual company performs, if financial markets go down, you could lose money.

Derivatives Risk. The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The use of derivatives involves costs and can be more volatile than other investment strategies, resulting in greater volatility for the Fund, particularly during periods of market decline. Investments in derivatives may not have the intended effects and may result in losses for the Fund that may not have otherwise occured or missed opportunities for the Fund. Certain types of derivatives involve leverage, which could magnify losses. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, reference rate or index. Investing in derivatives could cause the Fund to lose more than the principal amount invested. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet known and may not be known for some time. Derivatives are also subject to liquidity risk, interest rate risk, credit risk, market risk and management risk.

Foreign Securities Risk. Investing in securities of non-U.S. issuers (including Yankee Obligations) generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Initial Public Offerings Risk. The Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the impacted performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Non-Diversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 37.73% Worst Quarter: 3rd Quarter 2002 -17.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Prudential Financial Services Fund | MSCI World Financials ex-Real Estate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.77%
Five Years	rr_AverageAnnualReturnYear05	(7.36%)
Ten Years	rr_AverageAnnualReturnYear10	(1.66%)
Prudential Financial Services Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.38%
Five Years	rr_AverageAnnualReturnYear05	2.65%
Ten Years	rr_AverageAnnualReturnYear10	2.07%
Prudential Financial Services Fund | Lipper Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.72%
Five Years	rr_AverageAnnualReturnYear05	(1.29%)
Ten Years	rr_AverageAnnualReturnYear10	4.85%
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	672
3 Years	rr_ExpenseExampleYear03	931
5 Years	rr_ExpenseExampleYear05	1,209
10 Years	rr_ExpenseExampleYear10	2,000
1 Year	rr_ExpenseExampleNoRedemptionYear01	672
3 Years	rr_ExpenseExampleNoRedemptionYear03	931
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,209
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,000
Annual Return 2001	rr_AnnualReturn2001	(1.32%)	[2]
Annual Return 2002	rr_AnnualReturn2002	(31.88%)	[2]
Annual Return 2003	rr_AnnualReturn2003	42.37%	[2]
Annual Return 2004	rr_AnnualReturn2004	30.01%	[2]
Annual Return 2005	rr_AnnualReturn2005	22.04%	[2]
Annual Return 2006	rr_AnnualReturn2006	8.08%	[2]
Annual Return 2007	rr_AnnualReturn2007	16.99%	[2]
Annual Return 2008	rr_AnnualReturn2008	(26.20%)	[2]
Annual Return 2009	rr_AnnualReturn2009	25.22%	[2]
Annual Return 2010	rr_AnnualReturn2010	18.41%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.56%)
One Year	rr_AverageAnnualReturnYear01	11.90%
Five Years	rr_AverageAnnualReturnYear05	5.51%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.90%
Five Years	rr_AverageAnnualReturnYear05	4.64%
Ten Years	rr_AverageAnnualReturnYear10	6.06%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | Class A | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.74%
Five Years	rr_AverageAnnualReturnYear05	4.38%
Ten Years	rr_AverageAnnualReturnYear10	5.70%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.97%
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	918
5 Years	rr_ExpenseExampleYear05	1,162
10 Years	rr_ExpenseExampleYear10	2,030
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
One Year	rr_AverageAnnualReturnYear01	12.62%
Five Years	rr_AverageAnnualReturnYear05	5.78%
Ten Years	rr_AverageAnnualReturnYear10	6.91%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.97%
1 Year	rr_ExpenseExampleYear01	300
3 Years	rr_ExpenseExampleYear03	618
5 Years	rr_ExpenseExampleYear05	1,062
10 Years	rr_ExpenseExampleYear10	2,296
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,296
One Year	rr_AverageAnnualReturnYear01	16.62%
Five Years	rr_AverageAnnualReturnYear05	5.94%
Ten Years	rr_AverageAnnualReturnYear10	6.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.47%
1 Year	rr_ExpenseExampleYear01	716
3 Years	rr_ExpenseExampleYear03	1,013
5 Years	rr_ExpenseExampleYear05	1,332
10 Years	rr_ExpenseExampleYear10	2,231
1 Year	rr_ExpenseExampleNoRedemptionYear01	716
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,013
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,332
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,231
One Year	rr_AverageAnnualReturnYear01	11.39%
Five Years	rr_AverageAnnualReturnYear05	5.23%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2005
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.97%
1 Year	rr_ExpenseExampleYear01	800
3 Years	rr_ExpenseExampleYear03	1,018
5 Years	rr_ExpenseExampleYear05	1,262
10 Years	rr_ExpenseExampleYear10	2,115
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,115
One Year	rr_AverageAnnualReturnYear01	12.51%
Five Years	rr_AverageAnnualReturnYear05	5.85%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2005
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | Class X
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.97%
1 Year	rr_ExpenseExampleYear01	800
3 Years	rr_ExpenseExampleYear03	1,018
5 Years	rr_ExpenseExampleYear05	1,362
10 Years	rr_ExpenseExampleYear10	2,296
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,296
One Year	rr_AverageAnnualReturnYear01	12.55%
Five Years	rr_AverageAnnualReturnYear05	6.53%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2005
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
1 Year	rr_ExpenseExampleNoRedemptionYear01	99
3 Years	rr_ExpenseExampleNoRedemptionYear03	309
5 Years	rr_ExpenseExampleNoRedemptionYear05	536
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
One Year	rr_AverageAnnualReturnYear01	18.79%
Five Years	rr_AverageAnnualReturnYear05	7.00%
Ten Years	rr_AverageAnnualReturnYear10	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential Jennison Health Sciences Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 30 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 83.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks investments whose price will increase over time. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries. The term "investable assets" in this prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name. We refer to the group of industries in which the Fund concentrates as its "sector."

The Fund principally buys securities of companies in the health sciences sector, such as pharmaceutical companies, biotechnology companies, medical device manufacturers, healthcare service providers and HMOs that derive a substantial portion of their sales from healthcare-related products or services.

The Fund may have two separate segments that we call the "Strategically Managed" portfolio and the "Enhanced Index" portfolio. Currently, the Fund has all of its assets in a single Strategically Managed portfolio, and has no Enhanced Index portfolio segment.

The Strategically Managed portfolio holds those equity and equity-related securities in which the portfolio managers have the highest confidence. Equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The portfolio managers use fundamental and quantitative analyses to select individual securities, and they may invest more than 5% of the Fund's assets in any one issuer. The Fund participates in the initial public offering (IPO) market.

For the Strategically Managed portfolio of the Fund, we consider selling or reducing a stock position when, in the opinion of the investment subadviser, the stock has experienced a fundamental disappointment in earnings; the stock has experienced adverse price movement; the stock has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; or a relatively more attractive stock emerges.

An Enhanced Index portfolio would contain securities selected from a benchmark index made up of securities of that Fund's sector from the Standard & Poor's (S&P) SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is made up of the S&P 500 Composite Stock Price Index (S&P 500), the S&P MidCap 400 Stock Index and the S&P SmallCap 600 Index. Under an Enhanced Index strategy, the subadviser would seek to outperform the benchmark index and to limit the possibility of significantly underperforming that benchmark. Enhanced Index portfolios are expected to hold a representative sample of the securities in the benchmark index and to over-weight or under-weight selected securities based upon proprietary quantitative models. The portfolio managers would try to control the risk of significantly underperforming the benchmark by keeping size and industry weightings relatively close to those in the benchmark. Because the S&P 500 makes up 90% of each benchmark index's market capitalization, large-cap stocks may dominate the Fund's portfolio, particularly under an Enhanced Index strategy.

While we make every effort to achieve the Fund's investment objective, we can't guarantee success

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Sector Risk. Sector risk is the risk that the Fund's concentration in the securities of companies in a specific sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector. Additionally, the Fund's holdings may vary significantly from broad market indexes and the performance of the Fund may deviate from the performance of such indexes.

Health Sciences Sector Risk. Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Foreign Securities Risk. Investing in securities of non-U.S. issuers (including Yankee Obligations) generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Initial Public Offerings Risk. The Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desired to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the impacted performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Market Capitalization Risk. Although the Fund intends to primarily invest in large capitalization companies, the Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. In exchange for the potentially lower risks of investing in large capitalization companies, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on smaller capitalized companies.

Non-Diversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2003 18.30% Worst Quarter: 2nd Quarter 2002 -18.56%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | S&P SC 1500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.38%
Five Years	rr_AverageAnnualReturnYear05	2.65%
Ten Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | S&P SC Health Care Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.20%
Five Years	rr_AverageAnnualReturnYear05	2.27%
Ten Years	rr_AverageAnnualReturnYear10	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Health Sciences Fund d/b/a Prudential Jennison Health Sciences Fund | Lipper Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.87%
Five Years	rr_AverageAnnualReturnYear05	2.79%
Ten Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Utility Fund d/b/a Prudential Jennison Utility Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.44%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.16%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	637
3 Years	rr_ExpenseExampleYear03	821
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	1,597
1 Year	rr_ExpenseExampleNoRedemptionYear01	637
3 Years	rr_ExpenseExampleNoRedemptionYear03	821
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,597
Annual Return 2001	rr_AnnualReturn2001	(19.18%)	[3]
Annual Return 2002	rr_AnnualReturn2002	(26.04%)	[3]
Annual Return 2003	rr_AnnualReturn2003	31.25%	[3]
Annual Return 2004	rr_AnnualReturn2004	31.11%	[3]
Annual Return 2005	rr_AnnualReturn2005	30.32%	[3]
Annual Return 2006	rr_AnnualReturn2006	27.03%	[3]
Annual Return 2007	rr_AnnualReturn2007	20.85%	[3]
Annual Return 2008	rr_AnnualReturn2008	(46.98%)	[3]
Annual Return 2009	rr_AnnualReturn2009	27.68%	[3]
Annual Return 2010	rr_AnnualReturn2010	14.45%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.89%)
One Year	rr_AverageAnnualReturnYear01	8.15%
Five Years	rr_AverageAnnualReturnYear05	2.37%
Ten Years	rr_AverageAnnualReturnYear10	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Utility Fund d/b/a Prudential Jennison Utility Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.77%
Five Years	rr_AverageAnnualReturnYear05	0.81%
Ten Years	rr_AverageAnnualReturnYear10	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Utility Fund d/b/a Prudential Jennison Utility Fund | Class A | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.74%
Five Years	rr_AverageAnnualReturnYear05	2.00%
Ten Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Utility Fund d/b/a Prudential Jennison Utility Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.44%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.16%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.60%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	805
5 Years	rr_ExpenseExampleYear05	971
10 Years	rr_ExpenseExampleYear10	1,625
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	871
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,625
One Year	rr_AverageAnnualReturnYear01	8.73%
Five Years	rr_AverageAnnualReturnYear05	2.65%
Ten Years	rr_AverageAnnualReturnYear10	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Utility Fund d/b/a Prudential Jennison Utility Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.44%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.16%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.60%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,900
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	871
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,900
One Year	rr_AverageAnnualReturnYear01	12.73%
Five Years	rr_AverageAnnualReturnYear05	2.78%
Ten Years	rr_AverageAnnualReturnYear10	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Utility Fund d/b/a Prudential Jennison Utility Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.44%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.16%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2012
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	1,602
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	715
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,602
One Year	rr_AverageAnnualReturnYear01	14.36%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 22, 2006
Prudential Utility Fund d/b/a Prudential Jennison Utility Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.44%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.16%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.60%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	192
5 Years	rr_ExpenseExampleNoRedemptionYear05	335
10 Years	rr_ExpenseExampleNoRedemptionYear10	750
One Year	rr_AverageAnnualReturnYear01	14.89%
Five Years	rr_AverageAnnualReturnYear05	3.81%
Ten Years	rr_AverageAnnualReturnYear10	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Utility Fund d/b/a Prudential Jennison Utility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential Jennison Utility Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than  $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 30 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 83.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock

° The distributor of the Fund has contractually agreed to March 31, 2012 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to March 31, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Directors.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investments whose price will increase as well as pay the Fund dividends and other income. We normally invest at least 80% of the Fund's investable assets in equity and equity-related and investment-grade debt securities of utility companies. The term "investable assets" refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name.

Utility companies, based on the Global Industry Classification Standard (GICS) industry classifications, as they may be amended from time to time, include electric utilities, gas utilities, water utilities, multi-utilities, independent power producers, diversified telecommunication services, wireless telecommunication services, transportation infrastructure, energy equipment and services and oil, gas and consumable fuels. Some of these securities are issued by foreign companies. We may invest more than 5% of the Fund's assets in any one issuer. The Fund participates in the initial public offering (IPO) market.

In deciding which stocks to buy, we use what is known as a value investment style. That is, we invest in stocks that we believe are undervalued, given the company's earnings, cash flow or asset values. We look for catalysts that will help unlock inherent value. A number of conditions can warrant the sale of an existing position, including (1) the stock has reached its price target; (2) subsequent events invalidate our investment thesis; (3) the catalysts we expected to narrow the gap between the stock price and what we believe to be the true worth of the company have passed or no longer exist; or (4) the stock price declines to below what we had thought to be the reasonable worst-case scenario.

While we make every effort to achieve our objective, we can't guarantee success.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We normally invest at least 80% of the Fund's investable assets in equity and equity-related and investment-grade debt securities of utility companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Utility Sector Risk. Utility sector risk is the risk that the Fund's concentration in the securities of companies in the utility sector or industry may cause the Fund to be more exposed to the price movements of such companies than a more broadly diversified fund. The Fund will perform poorly during a downturn in the utility sector. The Fund's also is subject to risks of the utility industry, such as inflation and regulatory changes, due to its concentration in utility securities. When interest rates go up, the value of securities issued by utilities companies historically has gone down. Although the average dividend yield of utilities industry stocks has been higher than those of other companies, the total return of utilities securities has historically underperformed those of industrial companies. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. As a sector fund, the Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance indexes.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Foreign Securities Risk. Investing in securities of non-U.S. issuers (including Yankee Obligations) generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Non-Diversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares) [1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include deductions for sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2003 20.25% Worst Quarter: 3rd Quarter 2008 -28.89%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Prudential Utility Fund d/b/a Prudential Jennison Utility Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Utility Fund d/b/a Prudential Jennison Utility Fund | S&P Utility TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.46%
Five Years	rr_AverageAnnualReturnYear05	3.90%
Ten Years	rr_AverageAnnualReturnYear10	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential Utility Fund d/b/a Prudential Jennison Utility Fund | Lipper Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.86%
Five Years	rr_AverageAnnualReturnYear05	4.51%
Ten Years	rr_AverageAnnualReturnYear10	2.58%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.Without the distribution and service (12b-1) fee waiver of 0.05% (which terminated effective April 1, 2008), the annual returns would have been lower, too.
[2]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver of 0.05% (which terminated effective April 1, 2008), the annual returns would have been lower, too.
[3]	These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The Fund's previous prospectus presented returns for Class B shares; returns for Class A shares are now shown for consistency with the prospectuses of the other funds in the Prudential Investments fund family.